Schedule I - Condensed Financial Information of Parent, Restatement of Condensed Statements of Income (Details) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Revenues [Abstract]
Equity in earnings from unconsolidated subsidiary									$ 1,159	$ 3,562	[1]	$ 1,491	[1]
Interest and other income									2,289	662	[1]	1,930	[1]
Total revenues	$ 123,634	$ 112,655	$ 102,822	$ 123,286	$ 120,288	$ 102,374	$ 108,566	$ 94,320	462,397	425,548	[1]	360,634	[1]
Expense [Abstract]
Interest expense									145,448	142,519	[1]	120,399	[1]
Selling, general and administrative									33,674	41,033	[1]	39,593	[1]
Total expenses									434,200	356,673	[1]	303,560	[1]
Net income before provision for income taxes									28,197	68,875	[1]	57,074	[1]
Income tax benefit									5,399	8,691	[1]	3,134	[1]
Net income	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ 17,314	$ 13,471	$ 21,746	$ 7,653	$ 22,798	$ 60,184	[1]	$ 53,940	[1]
Weighted average number of shares [Abstract]
Basic (in shares)									41,222,690	41,405,211	[1]	34,129,880	[1]
Diluted (in shares)									41,315,149	41,527,584	[1]	34,243,456	[1]
Earnings per share [Abstract]
Basic (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	[1]	$ 1.55	[1]
Diluted (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	[1]	$ 1.55	[1]
As Previously Reported [Member]
Revenues [Abstract]
Equity in earnings from unconsolidated subsidiary										$ 2,456		$ 1,871
Interest and other income										662		1,930
Total revenues										426,664		369,487
Expense [Abstract]
Interest expense										142,519		120,399
Selling, general and administrative										41,148		37,418
Total expenses										362,324		311,352
Net income before provision for income taxes										64,340		58,135
Income tax benefit										8,263		5,659
Net income										$ 56,077		$ 52,476
Earnings per share [Abstract]
Basic (in dollars per shares)										$ 1.32		$ 1.51
Diluted (in dollars per shares)										$ 1.32		$ 1.50
Adjustments [Member]
Revenues [Abstract]
Equity in earnings from unconsolidated subsidiary										$ 1,106		$ (380)
Expense [Abstract]
Net income										4,107		1,464
Maintenance Rights Adjustments [Member] | Adjustments [Member]
Revenues [Abstract]
Equity in earnings from unconsolidated subsidiary										0		0
Interest and other income										0		0
Total revenues										(2,669)		(8,918)
Expense [Abstract]
Interest expense										0		0
Selling, general and administrative										0		0
Total expenses										(6,577)		(10,513)
Net income before provision for income taxes										3,908		1,595
Income tax benefit										751		118
Net income										3,157		1,477
Other Adjustments [Member] | Adjustments [Member]
Revenues [Abstract]
Equity in earnings from unconsolidated subsidiary										1,106		(380)
Interest and other income										0		0
Total revenues										1,553		65
Expense [Abstract]
Interest expense										0		0
Selling, general and administrative										(115)		2,175
Total expenses										926		2,721
Net income before provision for income taxes										627		(2,656)
Income tax benefit										(323)		(2,643)
Net income										950		(13)
Fly Leasing Limited [Member]
Revenues [Abstract]
Equity in earnings of subsidiaries									$ 17,065	59,447	[1]	52,980	[1]
Equity in earnings from unconsolidated subsidiary									1,159	3,562	[1]	1,491	[1]
Intercompany management fee income									15,053	16,921	[1]	15,780	[1]
Intercompany interest income									48,077	22,394	[1]	1,407	[1]
Interest and other income									224	215	[1]	185	[1]
Total revenues									81,578	102,539	[1]	71,843	[1]
Expense [Abstract]
Interest expense									48,013	28,089	[1]	1,887	[1]
Selling, general and administrative									12,987	15,520	[1]	17,644	[1]
Total expenses									61,000	43,609	[1]	19,531	[1]
Net income before provision for income taxes									20,578	58,930	[1]	52,312	[1]
Income tax benefit									(2,220)	(1,254)	[1]	(1,628)	[1]
Net income									$ 22,798	$ 60,184	[1]	$ 53,940	[1]
Weighted average number of shares [Abstract]
Basic (in shares)									41,222,690	41,405,211	[1]	34,129,880	[1]
Diluted (in shares)									41,315,149	41,527,584	[1]	34,243,456	[1]
Earnings per share [Abstract]
Basic (in dollars per shares)									$ 0.52	$ 1.42	[1]	$ 1.55	[1]
Diluted (in dollars per shares)									$ 0.52	$ 1.42	[1]	$ 1.55	[1]
Fly Leasing Limited [Member] | As Previously Reported [Member]
Revenues [Abstract]
Equity in earnings of subsidiaries										$ 56,446		$ 51,136
Equity in earnings from unconsolidated subsidiary										2,456		1,871
Intercompany management fee income										16,921		15,780
Intercompany interest income										22,394		1,407
Interest and other income										215		185
Total revenues										98,432		70,379
Expense [Abstract]
Interest expense										28,089		1,887
Selling, general and administrative										15,520		17,644
Total expenses										43,609		19,531
Net income before provision for income taxes										54,823		50,848
Income tax benefit										(1,254)		(1,628)
Net income										$ 56,077		$ 52,476
Weighted average number of shares [Abstract]
Basic (in shares)										41,405,211		34,129,880
Diluted (in shares)										41,527,584		34,243,456
Earnings per share [Abstract]
Basic (in dollars per shares)										$ 1.32		$ 1.51
Diluted (in dollars per shares)										$ 1.32		$ 1.50
Fly Leasing Limited [Member] | Adjustments [Member]
Revenues [Abstract]
Equity in earnings of subsidiaries										$ 3,001		$ 1,844
Equity in earnings from unconsolidated subsidiary										1,106		(380)
Expense [Abstract]
Net income										4,107		1,464
Fly Leasing Limited [Member] | Maintenance Rights Adjustments [Member] | Adjustments [Member]
Revenues [Abstract]
Equity in earnings of subsidiaries										3,157		1,477
Equity in earnings from unconsolidated subsidiary										0		0
Intercompany management fee income										0		0
Intercompany interest income										0		0
Interest and other income										0		0
Total revenues										3,157		1,477
Expense [Abstract]
Interest expense										0		0
Selling, general and administrative										0		0
Total expenses										0		0
Net income before provision for income taxes										3,157		1,477
Income tax benefit										0		0
Net income										$ 3,157		$ 1,477
Weighted average number of shares [Abstract]
Basic (in shares)										0		0
Diluted (in shares)										0		0
Earnings per share [Abstract]
Basic (in dollars per shares)										$ 0		$ 0
Diluted (in dollars per shares)										$ 0		$ 0
Fly Leasing Limited [Member] | Other Adjustments [Member] | Adjustments [Member]
Revenues [Abstract]
Equity in earnings of subsidiaries										$ (156)		$ 367
Equity in earnings from unconsolidated subsidiary										1,106		(380)
Intercompany management fee income										0		0
Intercompany interest income										0		0
Interest and other income										0		0
Total revenues										950		(13)
Expense [Abstract]
Interest expense										0		0
Selling, general and administrative										0		0
Total expenses										0		0
Net income before provision for income taxes										950		(13)
Income tax benefit										0		0
Net income										$ 950		$ (13)
Weighted average number of shares [Abstract]
Basic (in shares)										0		0
Diluted (in shares)										0		0
Earnings per share [Abstract]
Basic (in dollars per shares)										$ 0		$ 0
Diluted (in dollars per shares)										$ 0		$ 0

[1]	As restated